Organization (Q2) (Details)	Jul. 17, 2018	Jun. 30, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Number of real estate properties owned		235	236
Subsequent Event
Subsequent Event [Line Items]
Business Combination Consideration Transferred Equity Interests Issued Ratio	2.04